COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Administration expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Directors' and statutory auditors' fees	$ 3,291,819	$ 2,484,677	$ 2,468,332
Professional fees	25,006,003	25,862,516	27,265,430
Advertising and publicity	4,737,212	6,893,010	6,966,569
Taxes	20,408,129	20,091,751	20,511,740
Maintenance, security and services	19,653,248	21,561,754	24,972,701
Rent	66,400	245,871	476,043
Others	11,275,883	11,807,229	10,486,259
Total	$ 84,438,694	$ 88,946,808	$ 93,147,074